WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 64.8%	Shares	Value
Emerging Markets Debt - 12.3%
Invesco Emerging Markets Sovereign Debt ETF (a)	96,947	$ 2,218,147
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	50,735	5,032,912
VanEck Emerging Markets High Yield Bond ETF (a)	297,769	6,089,376
Vanguard Emerging Markets Government Bond ETF (a)	151,517	10,780,435
		24,120,870
Real Estate Investment Trusts (REITs) - 2.3%
Vanguard Real Estate ETF	43,700	4,480,998

U.S. Fixed Income - 50.2%
Invesco Senior Loan ETF (a)	910,147	19,813,900
iShares iBoxx $ High Yield Corporate Bond ETF (a)	43,620	3,649,685
iShares National Muni Bond ETF (a)	112,695	12,702,980
iShares TIPS Bond ETF	171,461	21,806,410
SPDR Bloomberg Convertible Securities ETF (a)	122,281	9,281,128
SPDR Bloomberg High Yield Bond ETF (a)	24,577	2,563,381
SPDR Bloomberg Short Term High Yield Bond ETF (a)	324,276	8,599,800
Vanguard Mortgage-Backed Securities ETF	179,568	9,236,978
Vanguard Short-Term Inflation-Protected Securities ETF	193,060	9,961,896
		97,616,158

Total Exchange-Traded Funds (Cost $127,525,188)		$ 126,218,026

MONEY MARKET FUNDS - 16.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	15,623,606	$ 15,623,606
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b)	15,623,605	15,623,605
Total Money Market Funds (Cost $31,247,211)		$ 31,247,211

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERAL FOR SECURITIES LOANED - 32.0%	Value	Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (Cost $62,461,525) (b)(c)	62,461,525	$ 62,461,525

Investments at Value - 112.8% (Cost $221,233,924)		$ 219,926,762

Liabilities in Excess of Other Assets - (12.8%)		(24,973,726)

Net Assets - 100.0%		$ 194,953,036

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of February 28, 2022 was $60,869,235.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2022 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-Mini Gold Future	49	3/31/2022	$ 4,656,715	$ 202,586

Index Futures
E-Mini Dow CBOT DJIA Future	19	3/22/2022	3,214,800	(168,400)
E-Mini NASDAQ 100 Future	12	3/21/2022	3,414,720	38,399
E-Mini S&P 500 Future	17	3/21/2022	3,712,800	(84,636)
Total Index Futures			10,342,320	(214,637)

Treasury Futures
10-Year U.S. Treasury Note Future	79	6/22/2022	10,067,602	53,880
2-Year U.S. Treasury Note Future	4	7/1/2022	860,904	1,211
5-Year U.S. Treasury Note Future	121	6/30/2022	14,312,001	96,153
U.S. Treasury Long Bond Future	46	6/27/2022	7,207,648	106,290
Total Treasury Futures			32,448,155	257,534

Total Futures Contracts			$ 47,447,190	$ 245,483

The average notional value of futures contracts during the nine months ended February 28, 2022 was $52,349,209.